Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Computation of Earnings Per Share

	Years Ended December 31
	2021	2022	2023
	(NT$)	(NT$)	(NT$)

Basic EPS	$22.84	$38.29	$32.85

Diluted EPS	$22.84	$38.29	$32.85

EPS is computed as follows:

	Years Ended December 31
	2021	2022	2023
	(NT$)	(NT$)	(NT$)

Basic EPS
Net income available to common shareholders of the parent (in millions)	$592,359.2	$992,923.4	$851,740.0

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,930.3	25,929.2	25,929.2

Basic EPS (in dollars)	$22.84	$38.29	$32.85

Diluted EPS
Net income available to common shareholders of the parent (in millions)	$592,359.2	$992,923.4	$851,740.0

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,930.3	25,929.2	25,929.2
Effects of all dilutive potential common shares (in millions)	-	0.2	0.1

Weighted average number of common shares used in the computation of diluted EPS (in millions)	25,930.3	25,929.4	25,929.3

Diluted EPS (in dollars)	$22.84	$38.29	$32.85